PROPERTY AND EQUIPMENT - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 8.7	$ 6.7	$ 31.2	$ 15.3	$ 9.2
Mining equipment
Property, Plant and Equipment [Line Items]
Impairment of mining equipment	$ 49.2		$ 0.1	$ 0.5	$ 50.3